Earnings per Unit (Tables)	6 Months Ended
Jun. 30, 2014
Earnings Per Unit
Earnings per Unit
Six months ended June 30, 2014		Unitholders
	General Partner	Common	Subordinated
Net income	$21	$11,413	$9,813
Earnings per unit basic and diluted	$0.70	$0.74	$0.65
Weighted average number of units outstanding, basic and diluted	30,397	15,381,464	14,985,000

Six months ended June 30, 2013
		Unitholders
	General Partner	Common	Subordinated
Net income	$31	$7,038	$15,659
Earnings per unit basic and diluted	$1.04	$1.04	$1.04
Weighted average number of units outstanding, basic and diluted	30,000	6,735,000	14,985,000